Balance Sheets - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Current assets:
Cash	$ 282,146	$ 46,469
Amounts receivable	133,951	74,325
Prepaid expenses and other receivables	89,241	42,636
Deposits (Note 3)	44,000
Total current assets	549,338	163,430
Deferred acquisition costs (Note 3)		151,751
Total Assets	549,338	315,181
Current liabilities:
Accounts payable and accrued liabilities (Note 4)	6,971,443	4,707,940
Loans payable (Note 5)	71,329
Current portion of convertible notes (Note 6)	386,868	157,515
Total current liabilities	7,429,640	4,865,455
Non-current accounts payable (Note 4)		332,779
Convertible notes (Note 6)		365,303
Total liabilities	7,429,640	5,563,537
EQUITY:
Common stock, no par value: Authorized — Unlimited. Issued and outstanding shares — 8,792,553 and 7,134,895 shares, respectively	7,577,500	5,991,568
Obligation to issue shares (Note 7)	828,132	828,132
Reserves	1,225,441	1,597,600
Accumulated deficit	(16,259,562)	(13,327,232)
Accumulated other comprehensive loss	(251,813)	(338,424)
Total equity	(6,880,302)	(5,248,356)
Total Liabilities and Equity	$ 549,338	$ 315,181